Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Continuing operations [member]	Discontinued operations [member]	Called up share capital and share premium [member]		Other equity instruments [member]		Available for sale reserve [member]		Fair value through other comprehensive income reserve [member]		Cash flow hedging reserve [member]		Currency translation reserve [member]		Own credit reserve [member]		Other reserves and treasury shares [member]		Retained earnings [member]	Total equity excluding non-controlling interests [member]	Non-controlling interests [member]
Beginning Balance, equity at Dec. 31, 2016		£ 71,365	[1]			£ 21,842	[2]	£ 6,449	[2]	£ (74)		£ 0		£ 2,105		£ 3,051		£ 0		£ 969		£ 30,531	£ 64,873	£ 6,492
Effects of changes in accounting policies		0				0		0		0		0		0		0		(175)		0		175	0	0
Beginning Balance, equity at Dec. 31, 2016		71,365	[1]			21,842	[2]	6,449	[2]	(74)		0		2,105		3,051		0		969		30,531	64,873	6,492
Profit/(loss) after tax in respect of continuing operations		1,301				0		639		0		0		0		0		0		0		413	1,052	249
Currency translation movements		(1,337)	[3]			0		0		0		0		0		(1,336)		0		0		0	(1,336)	(1)
Available for sale investments		449				0		0		449		0		0		0		0		0		0	449	0
Cash flow hedges		(948)				0		0		0		0		(948)		0		0		0		0	(948)	0
Retirement benefit re-measurements		53				0		0		0		0		0		0		0		0		53	53	0
Own credit reserve		(11)				0		0		0		0		0		0		(11)		0		0	(11)	0
Other		(5)				0		0		0		0		0		0		0		0		(5)	(5)	0
Total comprehensive income/(loss) for the year		(1,392)		£ (498)	£ (894)	0		639		438		0		(944)		3		(11)		0		(1,874)	(1,749)	357
Issue of new ordinary shares		117				117	[2]	0	[2]	0		0		0		0		0		0		0	117	0
Issue of shares under employee share schemes		591				86	[2]	0	[2]	0		0		0		0		0		0		505	591	0
Issue and exchange of other equity instruments		2,490				0		2,490		0		0		0		0		0		0		0	2,490	0
Other equity instruments coupons paid		(465)				0		(639)		0		0		0		0		0		0		174	(465)	0
Redemption of preference shares, value		1,339				0		0		0		0		0		0		0		0		479	479	860
Increase in treasury shares		(315)				0		0		0		0		0		0		0		(315)		0	(315)	0
Vesting of shares under employee share schemes		(307)				0		0		0		0		0		0		0		329		(636)	(307)	0
Dividends paid		924				0		0		0		0		0		0		0		0		509	509	415
Net equity impact of partial BAGL disposal		(3,821)				0		0		0		0		0		0		0		0		(359)	(359)	(3,462)
Other reserve movements		16				0	[2]	2	[2]	0		0		0		0		7		0		8	17	(1)
Ending Balance, equity at Dec. 31, 2017		66,016	[1]			22,045	[2]	8,941	[2]	364	[4]	0	[4]	1,161	[4]	3,054	[4]	(179)	[4]	983	[4]	27,536	63,905	2,111
Equity, adjusted balance		71,365				21,842		6,449		(74)		0		2,105		3,051		(175)		969		30,706	64,873	6,492
Beginning Balance, equity at Dec. 31, 2017		66,016	[1]			22,045	[2]	8,941	[2]	364	[4]	0	[4]	1,161	[4]	3,054	[4]	(179)	[4]	983	[4]	27,536	63,905	2,111
Effects of changes in accounting policies	[5]	(2,150)				0		0	[2]	(364)	[4]	228	[4]	0	[4]	0	[4]	0	[4]	0	[4]	(2,014)	(2,150)	0
Profit/(loss) after tax in respect of continuing operations		2,372				0	[2]	752	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	1,394	2,146	226
Currency translation movements		834	[3]			0	[2]	0	[2]	0	[4]	0	[4]	0	[4]	834	[4]	0	[4]	0	[4]	0	834	0
Fair value through other comprehensive income reserve		(486)				0	[2]	0	[2]	0	[4]	(486)	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	(486)	0
Cash flow hedges		(501)				0	[2]	0	[2]	0	[4]	0	[4]	(501)	[4]	0	[4]	0	[4]	0	[4]	0	(501)	0
Retirement benefit re-measurements		313				0	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	313	313	0
Own credit reserve		58				0	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	58	[4]	0	[4]	0	58	0
Other		30				0	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	30	30	0
Total comprehensive income/(loss) for the year		2,620		£ 2,620	£ 0	0	[2]	752	[2]	0	[4]	(486)	[4]	(501)	[4]	834	[4]	58	[4]	0	[4]	1,737	2,394	226
Issue of new ordinary shares		88				88	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	88	0
Issue of shares under employee share schemes		500				51	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	449	500	0
Issue and exchange of other equity instruments		384				0	[2]	692	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	(308)	384	0
Capital reorganisation		0				(17,873)	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	17,873	0	0
Other equity instruments coupons paid		(549)				0	[2]	(752)	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	203	(549)	0
Redemption of preference shares, value		(2,041)				0	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	(732)	(732)	(1,309)
Debt to equity reclassification		419				0	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	0	419
Increase in treasury shares		(267)				0	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	(267)	[4]	0	(267)	0
Vesting of shares under employee share schemes		(231)				0	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	268	[4]	(499)	(231)	0
Dividends paid		(994)				0	[2]	0	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	(768)	(768)	(226)
Other reserve movements		(16)				0	[2]	(1)	[2]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	(17)	(18)	2
Ending Balance, equity at Dec. 31, 2018		63,779				4,311	[2]	9,632	[2]	0	[4]	(258)	[4]	660	[4]	3,888	[4]	(121)	[4]	984	[4]	43,460	62,556	1,223
Equity, adjusted balance		£ 63,866				£ 22,045	[2]	£ 8,941	[2]	£ 0	[4]	£ 228	[4]	£ 1,161	[4]	£ 3,054	[4]	£ (179)	[4]	£ 983		£ 25,522	£ 61,755	£ 2,111

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	a For further details refer to Note 29 .
[3]	Includes £41 m loss ( 2017 : £189m loss; 2016 : £101m gain) on recycling of currency translation differences.
[4]	b For further details refer to Note 30 .
[5]

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the income statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m was therefore reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2 017, a £4m loss (net of tax) on own credit was booked in the reserve